LOANS AND THE ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses
LOANS AND THE ALLOWANCE FOR LOAN LOSSES
NOTE 4 – LOANS AND THE ALLOWANCE FOR LOAN LOSSES

Major classifications of loans as of December 31 are summarized as follows:

	2011	2010
Commercial:
Real estate	$41,902	$41,970
Non-real estate	18,113	28,336
Construction and land development	5,504	10,388
Agricultural	26,998	26,982
Residential	35,542	30,669
Consumer	1,496	2,435

Total	$129,555	$140,780

The following tables present the recorded investment in loans and the related allowance for loan losses by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

	2011
	Commercial Real Estate	Commercial Non-Real Estate	Construction and Land Development	Agricultural	Residential	Consumer	Unallocated	Total

Total loans:
Individually evaluated for impairment	$1,020	$1,060	$2,995	$800	$1,051	$9		$6,935
Collectively evaluated for impairment	40,882	17,053	2,509	26,198	34,491	1,487		122,620

Balances, December 31	$41,902	$18,113	$5,504	$26,998	$35,542	$1,496		$129,555

Allowance for loan losses:
Balances, January 1	$1,515	$577	$633	$79	$497	$31	$31	$3,363
Provision for losses	(186)	(97)	440	40	398	27	123	745
Recoveries on loans	11	88	-	3	54	12	-	168
Loans charged off	(388)	(110)	(693)	(13)	(248)	(43)	-	(1,495)

Balances, December 31	$952	$458	$380	$109	$701	$27	$154	$2,781

Individually evaluated for impairment	$-	$160	$21	$-	$326	$8	$-	$515

Collectively evaluated for impairment	$952	$298	$359	$109	$375	$19	$154	$2,266

	2010
	Commercial Real Estate	Commercial Non-Real Estate	Construction and Land Development	Agricultural	Residential	Consumer	Unallocated	Total

Total loans:
Individually evaluated for impairment	$2,147	$2,111	$4,003	$359	$286	$-		$8,906
Collectively evaluated for impairment	39,823	26,225	6,385	26,623	30,383	2,435		131,874

Balances, December 31	$41,970	$28,336	$10,388	$26,982	$30,669	$2,435		$140,780

Allowance for loan losses:
Balances, January 1	$906	$553	$380	$83	$310	$32	$70	$2,334
Provision for losses	2,270	177	2,877	13	456	(14)	(39)	5,740
Recoveries on loans	89	24	-	-	38	19	-	170
Loans charged off	(1,750)	(177)	(2,624)	(17)	(307)	(6)	-	(4,881)

Balances, December 31	$1,515	$577	$633	$79	$497	$31	$31	$3,363

Individually evaluated for impairment	$48	$4	$377	$-	$97	$-	$-	$526

Collectively evaluated for impairment	$1,467	$573	$256	$79	$400	$31	$31	$2,837

	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

	December 31, 2011
With an allowance recorded:
Commercial:
Real estate	$-	$-	$-	$-	$-
Non-real estate	215	163	160	189	1
Construction and land development	2,427	2,410	21	2,415	126
Agricultural	-	-	-	-	-
Residential	686	686	326	665	30
Consumer	9	9	8	9	-
Total	$3,337	$3,268	$515	$3,278	$157

With no related allowance:
Commercial:
Real estate	$1,301	$1,020	$-	$1,298	$-
Non-real estate	949	897	-	923	5
Construction and land development	2,764	585	-	813	-
Agricultural	800	800	-	899	49
Residential	461	365	-	413	13
Consumer	-	-	-	-	-
Total	$6,275	$3,667	$-	$4,346	$67

Total:
Commercial:
Real estate	$1,301	$1,020	$-	$1,298	$-
Non-real estate	1,164	1,060	160	1,112	6
Construction and land development	5,191	2,995	21	3,228	126
Agricultural	800	800	-	899	49
Residential	1,147	1,051	326	1,078	43
Consumer	9	9	8	9	-
Total	$9,612	$6,935	$515	$7,624	$224

	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

	December 31, 2010
With an allowance recorded:
Commercial:
Real estate	$114	$114	$48	$53	$-
Non-real estate	1,905	1,905	4	404	2
Construction and land development	-	-	377	379	-
Agricultural	-	-	-	-	-
Residential	286	286	97	64	2
Consumer	-	-	-	-	-
Total	$2,305	$2,305	$526	$900	$4

With no related allowance:
Commercial:
Real estate	$3,631	$2,033	$-	$1,278	$6
Non-real estate	206	206	-	129	-
Construction and land development	6,032	4,003	-	3,321	-
Agricultural	579	359	-	72	-
Residential	-	-	-	65	-
Consumer	-	-	-	-	-
Total	$10,448	$6,601	$-	$4,865	$6

Total:
Commercial:
Real estate	$3,745	$2,147	$48	$1,331	$6
Non-real estate	2,111	2,111	4	533	2
Construction and land development	6,032	4,003	377	3,700	-
Agricultural	579	359	-	72	-
Residential	286	286	97	129	2
Consumer	-	-	-	-	-
Total	$12,753	$8,906	$526	$5,765	$10

The following tables present the recorded investment in loans by class based on current payment and accrual status as of December 31, 2011 and 2010:

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due Greater than 90 Days, Still Accruing	Loans on Nonaccrual

	December 31, 2011
Commercial:
Real estate	$222	$-	$1,928	$2,150	$39,752	$41,902	$908	$1,020
Non-real estate	244	1,141	1,002	2,387	15,726	18,113	-	1,002
Construction and land development	-	-	2,995	2,995	2,509	5,504	-	2,995
Agricultural	-	-	-	-	26,998	26,998	-	-
Residential	369	73	1,161	1,603	33,939	35,542	110	1,051
Consumer	5	-	9	14	1,482	1,496	-	9

Total	$840	$1,214	$7,095	$9,149	$120,406	$129,555	$1,018	$6,077

	December 31, 2010
Commercial:
Real estate	$872	$-	$1,717	$2,589	$39,381	$41,970	$143	$1,854
Non-real estate	248	-	2,058	2,306	26,030	28,336	-	2,107
Construction and land development	-	-	4,363	4,363	6,025	10,388	-	4,363
Agricultural	-	-	204	204	26,778	26,982	204	-
Residential	580	313	169	1,062	29,607	30,669	169	-
Consumer	5	-	-	5	2,430	2,435	-	-

Total	$1,705	$313	$8,511	$10,529	$130,251	$140,780	$516	$8,324

	Commercial Real Estate	Commercial Non-Real Estate	Construction and Land Development	Agricultural	Residential	Consumer	Total

	December 31, 2011
Satisfactory	$5,535	$913	$60	$1,703	$-	$-	$8,211
Satisfactory/Monitored	32,268	14,279	1,976	20,419	-	-	68,942
Special Mention	1,398	219	1,205	1,536	-	-	4,358
Substandard	2,701	2,549	2,263	3,340	-	-	10,853
Doubtful	-	153	-	-	-	-	153
Performing	-	-	-	-	34,381	1,487	35,868
Nonperforming	-	-	-	-	1,161	9	1,170

Total	$41,902	$18,113	$5,504	$26,998	$35,542	$1,496	$129,555

	December 31, 2010
Satisfactory	$6,452	$1,263	$448	$1,233	$-	$-	$9,396
Satisfactory/Monitored	31,035	21,124	2,018	25,215	-	-	79,392
Special Mention	1,575	2,201	1,772	-	-	-	5,548
Substandard	2,908	3,371	6,150	534	-	-	12,963
Doubtful	-	377	-	-	-	-	377
Performing	-	-	-	-	30,500	2,435	32,935
Nonperforming	-	-	-	-	169	-	169

Total	$41,970	$28,336	$10,388	$26,982	$30,669	$2,435	$140,780

The following tables present information related to troubled debt restructurings as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Real estate	1	$1,030	$766	-	$-	$-
Non-real estate	1	57	57	-	-	-
Construction and land development	-	-	-	-	-	-
Agricultural	1	800	800	-	-	-
Residential	1	258	160	1	258	258
Consumer	-	-	-	-	-	-

Total troubled debt restructurings	4	$2,145	$1,783	1	$258	$258

	December 31, 2011		December 31, 2010
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment

Commercial:
Real estate	1	$766	-	$-
Non-real estate	-	-	-	-
Construction and land development	-	-	-	-
Agricultural	-	-	-	-
Residential	1	160	-	-
Consumer	-	-	-	-

Total troubled debt restructurings that subsequently defaulted	2	$926	-	$-

Certain executive officers, directors, and their related interests are loan customers of the Company.  A summary of such loans made by the Company in the ordinary course of business and made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons is as follows:

	2011	2010

Balance at January 1	$4,662	$4,819
New loans	1,663	2,294
Repayments	(3,159)	(2,403)
Other	(1,954)	(48)
Balance at December 31	$1,212	$4,662